Capital (Tables)	6 Months Ended
Jun. 30, 2026
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Details of NCIB Share Repurchases

Details of share repurchases are as follows:

	Three months ended June 30,	Six months ended June 30,
	2026	2026
Share repurchases (millions of U.S. dollars)	100	362
Shares repurchased (number in millions)	1.1	3.6
Share repurchases - average price per share	$91.35	$100.97

Summary of dividend declared and paid

Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars, except per share amounts)	2026	2025	2026	2025
Dividends declared per common share	$0.655	$0.595	$1.31	$1.19
Dividends declared	284	269	576	536
Dividends reinvested	(9)	(9)	(21)	(17)
Dividends paid	275	260	555	519